35 Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of related party income
a.	Income

Company	Concept	12.31.20	12.31.19	12.31.18

PESA	Impact study	40	27	-
	Electrical assembly service	-	-	23
SACDE	Reimbursement expenses	3	-	70
		43	27	93

Schedule of related party expenses
b.	Expense

Company	Concept	12.31.20	12.31.19	12.31.18

PESA	Technical advisory services on financial matters	(206)	(185)	(180)
SACME	Operation and oversight of the electric power transmission system	(102)	(113)	(171)
OSV	Hiring life insurance for staff	(27)	(27)	(41)
SB&WM Abogados	Legal fees	(13)	-	-
FIDUS	Legal fees	(4)	(1)	-
ABELOVICH, POLANO& ASOC.	Legal fees	(1)	(2)	(3)
		(353)	(328)	(395)

Schedule of key management personnel's remuneration
Key Management personnel’s remuneration

	12.31.20	12.31.19	12.31.18

Salaries	322	401	406

Schedule of related party receivables and payables
Receivables and payables

	12.31.20	12.31.19
Other receivables - Non current
SACME	3	5

Other receivables - Current
FIDUS SGR	18	34
SACME	1	1
	19	35
Other payables
SACME	(15)	(17)